FAIR VALUE MEASUREMENTS, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		$ 31,960
Equity securities		617	$ 0
Equity securities			626
U.S. Government and Federal Agency [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		10,789	11,276
Mortgage-backed Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities	[1]	20,541	18,915
Municipal Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		630	295
Recurring [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		31,960
Equity securities		617
Equity securities			626
Total		32,577	31,112
Recurring [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		0
Equity securities		617
Equity securities			626
Total		617	626
Recurring [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		31,960
Equity securities		0
Equity securities			0
Total		31,960	30,486
Recurring [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		0
Equity securities		0
Equity securities			0
Total		0	0
Recurring [Member] | U.S. Government and Federal Agency [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		10,789	11,276
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		0	0
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		10,789	11,276
Recurring [Member] | U.S. Government and Federal Agency [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		0	0
Recurring [Member] | Mortgage-backed Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities	[2]	20,541	18,915
Recurring [Member] | Mortgage-backed Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities	[2]	0	0
Recurring [Member] | Mortgage-backed Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities	[2]	20,541	18,915
Recurring [Member] | Mortgage-backed Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities	[2]	0	0
Recurring [Member] | Municipal Securities [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		630	295
Recurring [Member] | Municipal Securities [Member] | Level 1 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		0	0
Recurring [Member] | Municipal Securities [Member] | Level 2 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		630	295
Recurring [Member] | Municipal Securities [Member] | Level 3 [Member]
Recorded amount of assets and liabilities measured on a recurring basis [Abstract]
Available-for-sale securities		$ 0	$ 0

[1]	All mortgage-backed securities are issued either by the U.S. Government through GNMA or by government sponsored enterprises FNMA or FHLMC.
[2]	All of the Company's mortgage-backed securities are issued either by the U.S. Government, which includes GNMA pools, or by government-sponsored agencies such as FNMA and FHLMC.